ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY



                              PROSPECTUS SUPPLEMENT
                               DATED JUNE 26, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2003

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      "GOLDENSELECT GENERATIONS PROSPECTUS"

                          -----------------------------


The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

The first sentence in the section entitled "Earnings Multiplier Benefit Rider" on page 39 of the prospectus is amended to provide that the rider is available for non-qualified contracts only.



ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127092 - GoldenSelect Generations                                       06/26/03

ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY



                              PROSPECTUS SUPPLEMENT
                               DATED JUNE 26, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2003

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     "GOLDENSELECT OPPORTUNITIES PROSPECTUS"

                          -----------------------------

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

     1. The first sentence in the section entitled "Purchase and Availability of the Contract" on page 16 of your prospectus is amended to read as follows:

          "We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger."

     2. The first sentence in the section entitled "Earnings Multiplier Benefit Charge" on page 12 of your prospectus is amended to provide that the rider is available for both non-qualified and qualified contracts.



ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127093 - GoldenSelect Opportunities                                     06/26/03